10-K Business Combinations	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Business Combinations	Business Combinations
The following acquisitions were accounted for as business combinations in accordance with ASC 805 – Business Combinations. The results of the acquired businesses have been included in the Company’s Consolidated Financial Statements beginning on the acquisition date. Pro forma financial amounts reflecting the effects of the business combinations are not presented, as none of these business combinations, individually or in the aggregate, were material to the Company’s financial position or results of operations.
The acquisitions are also subject to customary adjustments based on, among other things, the amount of cash, debt and working capital in the business as of the closing date. The amounts included in the Consolidated Balance Sheets for these adjustments are considered provisional until final settlement has occurred.
The following is a listing of the acquisitions made during 2022 and 2021:
•Allied Concrete and Supply Co., a producer of ready-mixed concrete in California, acquired by the Pacific segment in December 2022. At December 31, 2022, the purchase price allocation was preliminary and will be finalized within 12 months of the acquisition date.
•Baker Rock Resources and Oregon Mainline Paving, two construction materials companies located around the Portland, Oregon metro area, acquired by the Northwest segment in November 2021. At September 30, 2022, the purchase price allocation was settled with no material adjustments made to the provisional accounting.
•Mt. Hood Rock, a construction aggregates business in Oregon, acquired by the Northwest segment in April 2021. At March 31, 2022, the purchase price allocation was settled with no material adjustments made to the provisional accounting.
The total purchase price for acquisitions that occurred in 2022 was $8.9 million, subject to certain adjustments, with cash acquired totaling $2.8 million. The purchase price includes consideration paid of $1.5 million, a $70,000 holdback liability and 273,153 shares of MDU Resources’ common stock with a market value of $8.4 million as of the respective acquisition date. Due to the holding period restriction on the common stock, the share consideration has been discounted to a fair value of approximately $7.3 million. The amounts allocated to the aggregated assets acquired and liabilities assumed during 2022 were as follows: $1.7 million to current assets; $5.9 million to property, plant and equipment; $200,000 to goodwill; $100,000 to current liabilities; $500,000 to noncurrent liabilities - other; and $1.2 million to deferred tax liabilities.
The total purchase price for acquisitions that occurred in 2021 was $236.1 million, subject to certain adjustments, with cash acquired totaling $900,000. The purchase price includes consideration paid of $235.2 million. The amounts allocated to the aggregated assets acquired and liabilities assumed during 2021 were as follows: $17.0 million to current assets; $179.8 million to property, plant and equipment; $50.6 million to goodwill; $2.2 million to other intangible assets; $8.7 million to current liabilities; $2.5 million to noncurrent liabilities - other; and $3.2 million to deferred tax liabilities. The intangible assets include non-compete agreements, customer relationships and trade names. The intangible assets fair value is based on various income approach methods, including, multi-period excess earnings, relief-from-royalty and the with and without method. The amortizable intangible assets are being amortized using a straight-line method over a weighted average period of 5.5 years. During the first quarter of 2022, measurement period adjustments were made to the previously reported provisional amounts which decreased goodwill and increased property, plant and equipment by $2.1 million. The Company issued debt to finance these acquisitions.
Costs incurred for acquisitions are included in selling, general and administrative expenses on the Consolidated Statements of Operations and were not material for the years ended December 31, 2022, 2021 and 2020.